        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 1997


                                                 File No. 33-91476
                                                 File No. 811-9032
         -------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A


                           REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933            /X/
                          POST-EFFECTIVE AMENDMENT  NO. 4
                                         and
                           REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940        /X/
                                  AMENDMENT NO. 5


                              STI CLASSIC VARIABLE TRUST
                  (Exact Name of Registrant as Specified in Charter)

                            c/o The CT Corporation System
                                   2 Oliver Street
                             Boston, Massachusetts 02109
                  (Address of Principal Executive Offices, Zip Code)

          Registrant's Telephone Number, including Area Code (610) 676-1000

                                     DAVID G. LEE
                             C/O SEI INVESTMENTS COMPANY
                              OAKS, PENNSYLVANIA  19456
                       (Name and Address of Agent for Service)

                                      Copies to:
RICHARD W. GRANT, ESQUIRE                            JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                          MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                                1800 M STREET, N.W.
PHILADELPHIA, PENNSYLVANIA  19103                    WASHINGTON, D.C.  20036

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b)
_____    on ______________ pursuant to paragraph (b)
_____    60 days after filing pursuant to paragraph (a)
_____    on [date] pursuant to paragraph (a); or
 /x/     75 days after filing pursuant to paragraph (a) of Rule 485
-----
Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1996 was filed on February 27, 1997.

                              STI CLASSIC VARIABLE TRUST

                                CROSS REFERENCE SHEET

N-1A ITEM NO.                                         LOCATION
-------------------------------------------------------------------------------

PART A -
 Item 1.      Cover Page                              Cover Page
 Item 2.      Synopsis                                Summary
 Item 3.      Condensed Financial Information         *
 Item 4.      General Description of Registrant       The Trust; Investment
                                                      Objective; Investment
                                                      Policies and Strategies;
                                                      General Investment
                                                      Policies and Strategies;
                                                      Investment Risks;
                                                      Description of Permitted
                                                      Investments; Investment
                                                      Limitations; STI Classic
                                                      Variable Trust
                                                      Information
 Item 5.      Management of the Trust                 Board of Trustees;
                                                      Investment Advisor;
                                                      Portfolio Manager;
                                                      Administration;
                                                      Distribution
 Item 5A.     Management Discussion
              of Firm Performance                     *
 Item 6.      Capital Stock and Other Securities      Other Information --
                                                      Voting Rights; Other
                                                      Information --
                                                      Shareholder Inquiries;
                                                      Performance Information;
                                                      Dividends and
                                                      Distributions; Tax
                                                      Information
 Item 7.      Purchase of Securities Being Offered    Purchase and Redemption
                                                      of Fund Shares; Net Asset
                                                      Value
 Item 8.      Redemption or Repurchase                Purchase and Redemption
                                                      of Fund Shares; Net Asset
                                                      Value
 Item 9.      Pending Legal Proceedings               *

PART B -
 Item 10.     Cover Page                              Cover Page
 Item 11.     Table of Contents                       Table of Contents
 Item 12.     General Information and History         The Trust
 Item 13.     Investment Objectives and Policies      Description of Permitted
                                                      Investments;   Investment
                                                      Limitations; Description
                                                      of Shares
 Item 14.     Management of the Registrant            Directors and Officers of
                                                      the Trust; The
                                                      Administrator
 Item 15.     Control Persons and Principal Holders   Directors and Officers of
              of Securities                           the Trust
 Item 16.     Investment Advisory and Other Services  Investment Advisor; The
                                                      Administrator; The
                                                      Distributor
 Item 17.     Brokerage Allocation                    Fund Transactions;
                                                      Trading Practices and
                                                      Brokerage
 Item 18.     Capital Stock and Other Securities      Description of Shares
 Item 19.     Purchase, Redemption, and Pricing       Purchase and Redemption
              of Securities Being Offered             of Shares;
                                                      Determination of Net
                                                      Asset Value
 Item 20.     Tax Status                              Taxes
 Item 21.     Underwriters                            The Distributor
 Item 22.     Calculation of Yield Quotations         Computation of Yield;
                                                      Computation of Total
                                                      Return

 Item 23.     Financial Statements                    *


PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

                           STI CLASSIC VARIABLE TRUST

                             SMALL CAP EQUITY FUND

                        INVESTMENT ADVISOR TO THE FUND:
                          STI CAPITAL MANAGEMENT, N.A.

The STI Classic Variable Trust (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the shares of the above-referenced Fund (the "Fund"). The Fund is available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies ("Insurers").

A Statement of Additional Information relating to the Fund dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge by writing to the Trust at Oaks, Pennsylvania 19456, or by calling 1-800-453-6038. The Statement of Additional Information is incorporated into this Prospectus by reference.

The purchaser of a Contract should read this Prospectus in conjunction with the prospectus for his or her Contract.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

OCTOBER   , 1997

2

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information relating to the Fund incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS

Expense Summary...........................................................     3
The Trust.................................................................     4
Investment Objective......................................................     4
Investment Policies and Strategies........................................     4
General Investment Policies and
  Strategies..............................................................     4
Investment Risks..........................................................     5
Investment Limitations....................................................     6
Performance Information...................................................     7
Purchase and Redemption of Fund
  Shares..................................................................     7
Net Asset Value...........................................................     7
Dividends and Distributions...............................................     7
Tax Information...........................................................     8
STI Classic Variable Trust Information....................................     8
The Trust.................................................................     8
Board of Trustees.........................................................     9
Investment Advisor........................................................     9
Portfolio Manager.........................................................     9
Banking Laws..............................................................    10
Distribution..............................................................    10
Administration............................................................    10
Transfer Agent and Dividend Disbursing Agent..............................    10
Custodian.................................................................    11
Legal Counsel.............................................................    11
Independent Public Accountants............................................    11
Other Information.........................................................    11
Voting Rights.............................................................    11
Reporting.................................................................    11
Shareholder Inquiries.....................................................    11
Description of Permitted Investments......................................    11
Addresses.................................................................   A-1

3

EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for the Fund. Actual expenses may vary.

                 FUND EXPENSES (AS A PERCENTAGE OF FUND ASSETS)
                (NET OF VOLUNTARY REDUCTIONS AND REIMBURSEMENTS)

Management Fees.........................        .00%
Other Expenses(2).......................       1.20%
                                                ---
Total Fund Operating Expenses...........       1.20%

------------

(1) Absent voluntary reductions and reimbursements, management fees, other expenses expressed as a percentage of average net assets would be 1.15%, 1.75%, and 2.90%.
(2) Other Expenses are based on estimated amounts for the current year.

EXAMPLE

                                                                                 1 YEAR       3 YEARS
                                                                               -----------  -----------

An investor would pay the following expenses on a $1,000 investment, assuming
 (1) a 5% annual return and (2) redemption at the end of each time period:...   $      12    $      37

THE EXAMPLE IS BASED UPON ESTIMATED TOTAL OPERATING EXPENSES OF THE FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Information about the actual performance of the Fund will be contained in the Trust's Annual Report to Shareholders, which may be obtained without charge when available.

4

THE TRUST

STI CLASSIC VARIABLE TRUST (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("Shares") in a number of separate Funds. The Trust is intended exclusively as an investment vehicle for variable annuity or variable life insurance contracts offered by the separate accounts of various insurance companies. Each Share of the Small Cap Equity Fund represents an undivided, proportionate interest in the Fund.

INVESTMENT OBJECTIVE

THE SMALL CAP EQUITY FUND seeks to provide capital appreciation with a secondary goal of achieving current income.

There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective of the Fund is nonfundamental and may be changed without investor approval.

INVESTMENT POLICIES AND STRATEGIES

The Small Cap Equity Fund invests substantially all, and under normal market conditions at least 65%, of its assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $1 billion) which, in the Advisor's opinion, are undervalued for above-average capital growth. Any remaining assets may be invested in the equity securities of companies with larger market capitalizations which the Advisor believes are also undervalued. The Fund may also invest in U.S. dollar denominated equity securities of foreign issuers (including American Depositary Receipts). Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

In order to meet liquidity needs, or for temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, repurchase agreements, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better by one or more nationally recognized statistical ratings organizations("NRSROs"). Investment grade bonds include securities rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor's Services, Inc. ("Moody's"). Money market securities will only be purchased if they have been given one of the two top ratings by two or more NRSROs, or if not rated, determined to be of comparable quality by the Fund's Advisor. To the extent the Fund is engaged in temporary defensive investing, the Fund may not be pursuing its investment objective.

The Fund may engage in options transactions for hedging purposes only. The Fund will not invest more than 20% of its total assets in unsponsored ADR facilities.

The Fund's annual turnover rate may exceed 100%. This rate of turnover, if continued, will likely result in higher brokerage commissions, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. See "Tax Information."

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by the Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

The Fund may purchase securities issued by money market mutual funds. The Fund's purchase of shares of other investment companies is limited by the Investment Company Act of 1940 (the "1940 Act") and will ordinarily result in an additional layer of charges and expenses.

The Fund may engage in securities lending and will limit such practice to 33 1/3% of its total assets.

5

The Fund may purchase securities on a "when-issued" basis and reserves the right to engage in Standby commitments.

The Fund may borrow money for temporary or emergency purposes in an amount not to exceed one-third of the value of its total assets. The Fund may not purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of the Fund to invest no more than 15% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of within seven days in the usual course of business at a price approximating its carrying value.

The Fund intends to comply in all material respects with current insurance laws and regulations applicable to separate accounts investing in the Fund. This operating policy is nonfundamental and can be changed by the Trustees at any time.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities.

EQUITY SECURITIES

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES

The market value of the Fund's fixed income investments (i.e., bonds, debt instruments, debentures) will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of the Fund's portfolio securities are not likely to affect cash income derived from these securities but will affect the Fund's net asset value.

Securities rated BBB by S&P or Baa by Moody's (the lowest respective ratings of investment grade bonds) are deemed to have speculative characteristics.

Guarantees of the Fund's portfolio securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

6

FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, limited publicity available information regarding foreign issuers, less liquidity of securities, possible seizure, nationalization and expropriation of the foreign issuer or foreign deposits, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding Shares. The term "majority of the outstanding Shares" means the vote of (i) 67% or more of the Fund's Shares present at a meeting, if more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding Shares, whichever is less.

The Fund may not:

    1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

    2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Fund may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment, including any sales charge imposed, for designated time periods (including but not limited to, the period

7
from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gains distributions.

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

PURCHASE AND REDEMPTION OF FUND SHARES

Shares of the Fund cannot be purchased directly, but only through a Contract offered through an insurance company separate account. Please refer to the prospectus for the Contract for information on how to make investments and redemptions. Shares of the Fund are sold in a continuous offering to separate accounts of insurance companies to fund Contracts.

The separate accounts purchase and redeem Shares of the Fund based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, loan repayments, and benefit payments to the terms of the Contracts, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's investors.

NET ASSET VALUE

The net asset value of the Fund's Shares is determined at the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time), each business day. Net asset value per share is calculated for purchases and redemptions of Shares of the Fund by dividing the value of total Fund assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of Shares of the Fund outstanding. Values of assets in the Fund's portfolio are determined on the basis of market value or by means of valuation methods approved by the Board of Trustees and described in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) are declared and paid quarterly by the Fund. The Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the accrued market discount and minus the amortization of market premium on such assets, (iii) plus dividend or distribution income on such assets, (iv) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shareholders of record on the record date will be entitled to receive dividends.

The net asset value of Shares of the Fund will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in the form of additional Shares of the Fund.

TAX INFORMATION

For more information about the tax consequences of an investment in a Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Fund and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

8

The Fund intends to qualify separately each year as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. The requirements for qualification may cause the Fund to restrict the extent of its short-term trading or its transactions in options.

As a RIC, the Fund will not be subject to federal income tax on its net investment income and net realized capital gains which are timely distributed to its insurance company shareholders. Accordingly, the Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders. Very generally, an insurance company which is a shareholder of the Fund will determine its federal income tax liability with respect to distributions from the Fund pursuant to the special rules of Subchapter L of the Code.

Although the Trust intends that it and the Fund will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Fund incurring such liability will be adversely affected. These taxes would reduce the investment performance of the Fund.

The Fund  intends to  comply with  the diversification  requirements imposed  by
Section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on the Fund by Subchapter M of the Code and the 1940 Act. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat the Fund's assets as assets of the related separate account, these limitations also apply to the Fund's assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of the Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Failure of the Fund to satisfy the
Section 817(h) requirements could result in adverse tax consequences to the Insurers and Owners of Contracts. Federal income taxation of Owners of Contracts is discussed in Federal Tax Matters.

Certain additional tax information appears in the Statement of Additional Information.

STI CLASSIC VARIABLE TRUST INFORMATION
THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate portfolios of shares. All consideration received by the Trust for Shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust's Board of Trustees will monitor potential conflicts between variable life insurance policies and variable annuity contracts or among insurance company shareholders and will determine what, if any, action should be taken to resolve any conflicts. Such action could include the redemption of shares by one or more of the separate accounts, which could have adverse consequences.
Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contractowners. In such circumstances, if the Trustees of the Trust were to conclude that separate funds should be established for variable life and variable annuity separate accounts, variable life insurance policyowners and variable annuity contractowners would no longer have the economies of scale resulting from a larger combined fund. The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the Shares under federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

9

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR

STI Capital Management, N.A. ("STI Capital") serves as the Advisor to the Fund. As of December 31, 1996, STI Capital had discretionary management authority with respect to assets of approximately $11.5 billion. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $52.5 billion as of December 31, 1996. SunTrust ranks among the twenty five largest U.S. banking companies. Operating in Florida, Georgia, Alabama and Tennessee, SunTrust provides a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the four-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $53.4 billion as of December 31, 1996.

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC VARIABLE TRUST FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT THE STI CLASSIC VARIABLE TRUST SMALL CAP EQUITY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. The Advisor may execute brokerage or other agency transactions on behalf of the Fund through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory Agreement, STI Capital is entitled to receive advisory fees computed daily and paid monthly at the annual rate of 1.15% of the average daily net assets of the Fund. For the period since inception to the fiscal year end, the Trust paid no advisory fees.

From time to time, the Advisor may voluntarily waive advisory fees payable by the Fund. Voluntary reductions of fees may be terminated at any time.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, has been responsible for the day-to-day management of the Small Cap Equity Fund since commencement of operations. Mr. Barner has been a portfolio manager with STI Capital since 1990.

10

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, presently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that each may perform the services for the STI Classic Variable Trust contemplated by their agreements described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the STI Classic Variable Trust. If the Advisor was prohibited from providing services to the STI Classic Variable Trust, the Board of Trustees would consider selecting other qualified firms. Any new investment advisory agreement would be subject to investor approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for the STI Classic Variable Trust. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI") distributes the Fund's Shares to the separate accounts, which purchase and redeem these shares at net asset value without sales or redemption charges.

The Trust reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Trust to accept such order.

With respect to the Fund, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund.

ADMINISTRATION

SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI, and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of the average aggregate daily net assets on the first $1 billion, .07% of the assets in excess of $1 billion but less than $5 billion, .05% of the assets in excess of $5 billion but less than $8 billion, .045% of the assets in excess of $8 billion but less than $10 billion, and .04% of the assets in excess of $10 billion. From time to time, the Administrator may voluntarily waive all or a portion of the administration fee payable with respect to the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, is the Transfer Agent for the shares of the Trust and dividend disbursing agent for the Trust.

11

CUSTODIANS

SunTrust Bank, Park Place, P.O. Box 105504, Atlanta, Georgia, serves as Custodian of the assets of the Fund. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANT

The independent public accountant to the Trust is                     .

OTHER INFORMATION
VOTING RIGHTS

Each Share held entitles the investor of record to one vote. The Fund will vote separately on matters relating solely to the Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of investors but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by investors at a special meeting called upon written request of investors owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the investors requesting the meeting.

The Insurers have advised the Trust that, whenever an investor vote is taken, the Insurer will give Contract owners and annuitants the opportunity to instruct them how to vote the number of Shares attributable to such Contracts. The Insurers have also stated that they will vote any Shares that they are entitled to vote directly, because of their attributable interests in the Trust, and any Shares attributable to Contracts for which instructions are not received, in the same proportion that Contract owners vote.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to investors of record.

SHAREHOLDER INQUIRIES

Investors may contact the respective Insurers in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

12

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

CORPORATE DEBT OBLIGATIONS -- Debt instruments issued by corporations with maturities exceeding 270 days. Such instruments may include putable corporate bonds and zero coupon bonds.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

OPTIONS ON CURRENCIES -- The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolio's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash. U.S. Government securities or other high grade liquid debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Rule 144A securities are securities that have not been registered under the 1933 Act but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

13

SECURITIES LENDING -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

STI CLASSIC VARIABLE TRUST ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           STI Capital Management, N.A.               P.O. Box 3808
                                                      Orlando, FL 32802

*          DISTRIBUTOR

           SEI Investments Distribution Co.           Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                         Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company                 Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                     Park Place
                                                      P.O. Box 105504
                                                      Atlanta, GA 30348

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP                2000 One Logan Square
                                                      Philadelphia, PA 19103

*          INDEPENDENT PUBLIC ACCOUNTANTS

                              STI CLASSIC VARIABLE TRUST
                                SMALL CAP EQUITY FUND

                                 INVESTMENT ADVISOR:
                             STI CAPITAL MANAGEMENT, N.A.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and the above-referenced Fund and should be read in conjunction with the Fund's prospectus dated October ___, 1997. A prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


                                  TABLE OF CONTENTS
                                                                           PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . B-
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . B-
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . B-
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . B-
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . B-
NET ASSET VALUE - PRICING OF PORTFOLIO SECURITIES. . . . . . . . . . . . . B-
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . B-
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . B-
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . B-
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . B-
APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-

OCTOBER ___, 1997

THE TRUST

STI Classic Variable Trust (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("Shares"). The Trust currently offers Shares of the Investment Grade Bond Fund, Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund, International Equity Fund and Small Cap Equity Fund. This Statement of Additional Information relates to the Small Cap Equity Fund (the "Fund").

DESCRIPTION OF PERMITTED INVESTMENTS

STRIPS

The Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Investors' redemption rights and of deviations in the value of the shares of the Fund.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue such obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA securities); others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund are treated as unsecured creditors and required to return the underlying security to the seller's estate.

FOREIGN SECURITIES

The Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, the Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the Fund, when included in amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund include Restricted Securities, and the Fund may invest up to 15% of its total assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A of the 1933 Act.

SECURITIES LENDING

The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.
Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

OPTIONS

The Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A put option gives the purchaser of such option the right to sell, and the writer, in this case the Fund, the obligation to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that

Investors would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.


OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations issued by the Advisors.

Investors will receive written notification at least thirty days prior to any change in the Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Fund and cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements, and (c) the Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies unless permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder. Under these rules and regulations, the Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of the Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The Fund may not purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

The Fund may not invest in warrants in an amount exceeding 5% of its net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The Fund may not invest in securities of issuers which together with predecessors have a record of less than three years continuous operation or equity securities of issuers which are not readily marketable if such investments will exceed 5% of the Fund's total assets.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and STI Capital Management, N.A. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement") [DATED ________]. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Investors by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administrative Agreement (the "Administrative Agreement")[DATED _________]. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-,CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

THE DISTRIBUTOR

SEI Financial Services Company (the"Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement ("Distribution Agreement").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement) or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. No compensation is paid to the Distributor under the Distribution Agreement.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their dates of birth and their principal occupations for the last five years are set forth below. Unless otherwise noted, the principal business address for each officer listed below is Oaks, Pennsylvania 19456.

DANIEL S. GOODRUM (7/11/26) - Trustee - 48 Cayuga Road, Fort Lauderdale, Florida 33308. Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - 2999 Circle 75 Parkway, Atlanta, Georgia 30339. President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present; Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - 1405 Trust Co. of Georgia Building, Atlanta, Georgia 30303. Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - P.O. Box 190, Paoli, Indiana 47454. President, Orange County Publishing Co., Inc., since October 1981; Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981; President, H & W Distribution, Inc. since July 1984; Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds; Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - 17 Windy Point, Alexander City, Alabama 35010. Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987; member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Florida State University, The Gus A. Stavros Center, 250 South Woodward Avenue, Tallahassee, Florida 32306-4035. Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans; President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer; during educational career, taught at Florida State, Michigan State, Louisiana State and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor; Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - 988 Winall Down Road, NE, Atlanta, Georgia 30318. Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993; Vice President of the Administrator and Distributor, 1991-1993.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Fund Resources since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm); Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994; Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994; Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH M. LYDON (9/27/59) - Vice President - Director of Business Administration of Fund Resources, SEI since 1995; Vice President of Fund Group and Vice President of the Adviser, Dremen Value Management and President of Dremen Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995; Associate, Dewey Ballantine (law firm), 1994-1995; Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA A. NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate, Drinker Biddle & Reath (law firm), 1994-1996; Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor; Associate General Counsel, Barclays Bank PLC, 1995-1996; Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995; Associate, Ropes & Gray (law firm), 1988-1993.
--------------------------------

* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end December 31, 1996, the Trust paid the following amounts to Trustees and Officers of the Trust:





-----------------------------------------------------------------------------------------------------------------------------------
                                 Aggregate          Pension or                                     Total Compensation from
                               Compensation         Retirement                                        Registrant and Fund
                             From Registrant     Benefits Accrued   Estimated Annual              Complex Paid to Directors
 Name of Person, Position    for Fiscal Year      as Part of Fund     Benefits Upon                  for Fiscal Year Ended
                                Ended 1996           Expenses          Retirement                            1996
-----------------------------------------------------------------------------------------------------------------------------------

 Daniel S. Goodrum, Trustee        $13,500              N/A                N/A                  $13,500 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------
 Wilton Looney, Trustee            $16,000              N/A                N/A                  $16,000 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------
 Champney A. McNair, Trustee       $13,500              N/A                N/A                  $13,500 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------
 F. Wendell Gooch, Trustee         $13,500              N/A                N/A                  $13,500 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------
 T. Gordy Germany, Trustee         $13,500              N/A                N/A                  $13,500 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------
 Dr. Bernard F. Sliger, Trustee    $13,500              N/A                N/A                  $13,500 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------
 Jesse S. Hall, Trustee            $13,500              N/A                N/A                  $13,500 for service on two boards
-----------------------------------------------------------------------------------------------------------------------------------




COMPUTATION OF YIELD

The current yield of the Fund will be calculated daily based upon the thirty days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Fund may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)(n)= ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, STI Capital Management, N.A. acting as the investment advisor for the Fund, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Investor will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Advisor, the Administrator and/or, the Custodian are not open for business.

NET ASSET VALUE  - PRICING OF PORTFOLIO SECURITIES

The securities of the Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its Investors at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of Shares of the Fund by a Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to Investors and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the Fund meets the Distribution Requirement and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable Investors, in effect, to receive the benefit of the foreign tax paid with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Investors. Each Investor will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Investor had paid the foreign tax directly. The Investor may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Investors' federal income tax.
If the Fund makes the election, the Fund will report annually to its Investors the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Investors. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the tax elections, and will make the necessary entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include rendering advice, either directly or through publications or writings, about the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Fund. Investors have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Investors' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

APPENDIX

I.  BOND RATINGS
*CORPORATE BONDS

The following are descriptions of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be a high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be
small.  Bonds which are Caa are of poor standing.    Such issues may be in
default or there may be present elements of danger with respect to principal and
interest.   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II. COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch 1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch -1+ is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-1 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

The rating Duff-1 is the highest commercial paper rating assigned by Duff.
Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                              PART C:  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS:

(a)      Financial Statements


         Part A:   None

         Part B:   None



(b)      Additional Exhibits
          1        Agreement and Declaration of Trust of the Registrant
                   (incorporated herein by reference to Post-Effective
                   Amendment No. 1 filed April 2, 1996).
          2        By-Laws of the Registrant (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996).
          3        Not applicable.
          4        Not applicable.
          5        Investment Advisory Agreement between the Registrant and STI
                   Capital Management, N.A., dated August 18, 1995,
                   (incorporated herein by reference to Post-Effective
                   Amendment No. 1 filed April 2, 1996).
          6        Distribution Agreement between the Registrant and SEI
                   Financial Services Company, dated August 18, 1995,
                   (incorporated herein by reference to Post-Effective
                   Amendment No. 1 filed April 2, 1996).
          7        Not applicable.
          8(a)     Custodian Agreement between the Registrant and SunTrust
                   Bank, Atlanta, dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment No. 1 filed April
                   2, 1996).
          8(b)     Custody Agreement with Bank of New York incorporated by
                   reference to Post-Effective Amendment No. 2 filed August 21,
                   1996.
          9(a)     Administration Agreement between the Registrant and SEI
                   Financial Management Corporation, dated August 18, 1995
                   (incorporated herein by reference to Post-Effective
                   Amendment No. 1 filed April 2, 1996).
          9(b)     Form of Participation Agreement among the Registrant, SEI
                   Financial Services Company, Glenbrook Life and Annuity
                   Company, dated October 2, 1995 (incorporated herein by
                   reference to Post-Effective Amendment No. 1 filed April 2,
                   1996).
          9(c)     Agreement for Shareholder Recordkeeping between the
                   Registrant and Federated Services Company, dated August 2,
                   1995 (incorporated herein by reference to Post-Effective
                   Amendment No. 1 filed April 2, 1996).
         10        Opinion of Counsel, (incorporated herein by reference to
                   Post-Effective Amendment No. 1 filed April 2, 1996).
         11        Not applicable.
         12        Not applicable.
         13        Not applicable.
         14        Not applicable.
         15        Not applicable.
         16        Performance Calculations.
         17        Not applicable.
         18        Not applicable.
         24        Powers of attorney (incorporated herein by reference to
                   Post-Effective Amendment Filing No. 3 filed April 29, 1997).
         27        Not applicable.
         -------------------------------------------

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:

The number of record holders of each class as of  July 31, 1997:

                                                                       Number of
    Fund                                                         Record Holders
    ----                                                         --------------

Investment Grade Bond Fund...................................................1
Capital Growth Fund..........................................................1
Value Income Stock Fund......................................................1
Mid-Cap Equity Fund..........................................................1
International Equity Fund....................................................1

ITEM 27.  INDEMNIFICATION:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                            NAME OF            CONNECTION WITH
       NAME                                 OTHER COMPANY       OTHER COMPANY
       ----                                 -------------       -------------

STI CAPITAL MANAGEMENT
Anthony R. Gray                             --                              --
Chairman & Chief Investment Officer

James Wood                                  --                              --
President

Elliott A. Perny                            --                              --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale                       --                              --
Senior Vice President

Jonathan D. Rich                            --                              --
Director

Robert Buhrmann                             --                              --
Senior Vice President

Larry M. Cole                               --                              --
Senior Vice President

L. Earl Denney                              --                              --
Senior Vice President

Thomas A. Edgar                             --                              --
Senior Vice President

Daniel G. Shannon                           --                              --
Senior Vice President

Ronald Schwartz                             --                              --
Vice President

Ryan R. Burrow                        Catalina Lighting     Director/25% owner
Vice President

Mills A. Riddick                            --                              --
Senior Vice President

Christopher A. Jones                        --                              --
Vice President

Michael R. Scoffone                         --                              --
Vice President

David E. West                               --                              --
Vice President

Dan Jaworski                                --                              --
Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


    Registrant's distributor, SEI Investments Distribution Co. ("SEI Investments"), acts as distributor for:


    SEI Daily Income Trust                            July 15, 1982
    SEI Liquid Asset Trust                            November 29, 1982
    SEI Tax Exempt Trust                              December 3, 1982
    SEI Index Funds                                   July 10, 1985
    SEI Institutional Managed Trust                   January 22, 1987

    SEI International Trust                           August 30, 1988
    The Advisors' Inner Circle Fund                   November 14, 1991
    The Pillar Funds                                  February 28, 1992
    CUFUND                                            May 1, 1992
    STI Classic Funds                                 May 29, 1992
    CoreFunds, Inc.                                   October 30, 1992
    First American Funds, Inc.                        November 1, 1992
    First American Investment Funds, Inc.             November 1, 1992
    The Arbor Fund                                    January 28, 1993
    Boston 1784 Funds-Registered Trademark-           June 1, 1993
    The PBHG Funds, Inc.                              July 16, 1993
    Marquis Funds-Registered Trademark-               August 17, 1993
    Morgan Grenfell Investment Trust                  January 3, 1994
    The Achievement Funds Trust                       December 27, 1994
    Bishop Street Funds                               January 27, 1995
    CrestFunds, Inc.                                  March 1, 1995
    STI Classic Variable Trust                        August 18, 1995
    ARK Funds                                         November 1, 1995
    Monitor Funds                                     January 11, 1996
    FMB Funds, Inc.                                   March 1, 1996
    SEI Asset Allocation Trust                        April 1, 1996
    TIP Funds                                         April 28, 1996
    SEI Institutional Investments Trust               June 14, 1996
    First American Strategy Funds, Inc.               October 1, 1996
    HighMark Funds                                    February 15, 1997
    Armada Funds                                      March 8, 1997
    The Expedition Funds                              June 9, 1997

    SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                                                    Positions
                    Position and Office                                             and Offices
Name                with Underwriter                                                with Registrant
----                ----------------                                                ---------------

Alfred P. West, Jr. Director, Chairman & Chief Executive Officer                    --
Henry H. Greer      Director, President & Chief Operating Officer                   --
Carmen V. Romeo     Director, Executive Vice President & President-Investment
                        Advisory Group                                              --
Gilbert L. Beebower Executive Vice President                                        --
Richard B. Lieb     Executive Vice President, President-Investment Services         --
                        Division
Dennis J. McGonigle Executive Vice President                                        --
Leo J. Dolan, Jr.   Senior Vice President                                           --
Carl A. Guarino     Senior Vice President                                           --
Larry Hutchison     Senior Vice President                                           --
David G. Lee        Senior Vice President                                           President
Jack May            Senior Vice President                                           --


                                                                                    Positions
                    Position and Office                                             and Offices
Name                with Underwriter                                                with Registrant
----                ----------------                                                ---------------

A. Keith McDowell   Senior Vice President                                           --
Hartland J. McKeown Senior Vice President                                           --
Barbara J. Moore    Senior Vice President                                           --
Kevin P. Robins     Senior Vice President,
                    General Counsel &
                    Vice President & Assistant Secretary                            Secretary
Robert Wagner       Senior Vice President                                           --
Patrick K. Walsh    Senior Vice President                                           --
Robert Aller        Vice President                                                  --
Marc H. Cahn        Vice President & Assistant
                    Secretary Vice President & Assistant Secretary                  Secretary
Gordon W. Carpenter Vice President                                                  --
Todd Cipperman      Vice President & Assistant Secretary                            Vice President &
                                                                                    Assistant Secretary
Robert Crudup       Vice President & Managing Director                              --
Barbara Doyne       Vice President                                                  --
Jeff Drennen        Vice President                                                  --
Vic Galef           Vice President & Managing Director                              --
Kathy Heilig        Vice President & Treasurer                                      --
Michael Kantor      Vice President                                                  --
Samuel King         Vice President                                                  --
Kim Kirk            Vice President & Managing Director                              --
Donald H. Korytowski                                                                Vice President --
John Krzeminski     Vice President & Managing Director                              --
Carolyn McLaurin    Vice President & Managing Director                              --
W. Kelso Morrill    Vice President                                                  --
Joanne Nelson       Vice President                                                  --
Barbara A. Nugent   Vice President & Assistant Secretary                            Vice President &
                                                                                    Assistant Secretary
Sandra K. Orlow     Vice President & Assistant Secretary                            Vice President &
                                                                                    Assistant Secretary
Donald Pepin        Vice President & Managing Director                              --
Kim Rainey          Vice President                                                  --
Mark Samuels        Vice President & Managing Director                              --
Steve Smith         Vice President                                                  --
Daniel Spaventa     Vice President                                                  --
Kathryn L. Stanton  Vice President & Assistant Secretary                            Vice President &
                                                                                    Assistant Secretary
Wayne M. Withrow    Vice President & Managing Director                              --
James Dougherty     Director of Brokerage Services                                  --


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

    The Bank of New York                                 SunTrust Bank, Atlanta
    One Wall Street                                                  Park Place
    New York, NY  10286                                         P.O. Box 105504
                                                              Atlanta, GA  30348


(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

    SEI Investments Company
    Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

    STI Capital Management, N.A.
    P.O. Box 3808
    Orlando, FL  32802

ITEM 31.  MANAGEMENT SERVICES:  None

ITEM 32.  UNDERTAKINGS:

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.


Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Small Cap Equity Fund of the Registrant or the effective date of Post-Effective Amendment No. 4 to the Registrant's 1933 Act Registration Statement.

                                        NOTICE


    A copy of the Agreement and Declaration of Trust for STI Classic Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 4th day of August, 1997.


                                                  STI CLASSIC VARIABLE TRUST


                                                  By: /s/ David G. Lee
                                                     -------------------------
                                                     David G. Lee, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacity on the dates indicated.



             *                         Trustee        August 4, 1997
------------------------
F. Wendell Gooch

             *                         Trustee        August 4, 1997
------------------------
Daniel S. Goodrum

             *                         Trustee        August 4, 1997
------------------------
Jesse S. Hall

             *                         Trustee        August 4, 1997
------------------------
Wilton Looney

             *                         Trustee        August 4, 1997
------------------------
Champney A. McNair

             *                         Trustee        August 4, 1997
------------------------
T. Gordy Germany

             *                         Trustee        August 4, 1997
------------------------
Dr. Bernard F. Sliger

/s/ Carol Rooney                       Controller,    August 4, 1997
------------------------                Treasurer &
Carol Rooney                            Chief
                                        Financial
                                        Officer

/s/ David G. Lee                       President &    August 4, 1997
------------------------                Chief Executive Officer
David G. Lee

*  By: /s/ David G. Lee
      --------------------------------
      David G. Lee, Power of Attorney

                              STI CLASSIC VARIABLE TRUST

                                    EXHIBIT INDEX
--------------------------------------------------------------------------------

Name                                                                 Exhibit

Agreement and Declaration of Trust of the Registrant                 EX-99.B1
(incorporated herein by reference to Post-Effective
Amendment No. 1 filed April 2, 1996)

By-Laws of the Registrant (incorporated herein by reference          EX-99.B2
to Post-Effective Amendment No. 1 filed April 2, 1996)

Not applicable                                                       EX-99.B3

Not applicable                                                       EX-99.B4

Investment Advisory Agreement between the Registrant and             EX-99.B5
STI Capital Management, N.A., dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment
No. 1 filed April 2, 1996)

Distribution Agreement between the Registrant and SEI                EX-99.B6
Financial Services Company, dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment
No. 1 filed April 2, 1996)

Not applicable                                                       EX-99.B7

Custodian Agreement between the Registrant and SunTrust              EX-99.B8
Bank, Atlanta, dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment
No. 1 filed April 2, 1996)

Administration Agreement between the Registrant and SEI Financial    EX-99.B91
Management Corporation, dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment
No. 1 filed April 2, 1996)

Form of Participation Agreement among the Registrant, SEI Financial EX-99.B92 Services Company, Glenbrook Life and Annuity Company, dated
October 2, 1995, (incorporated herein by reference to Post-Effective
Amendment No. 1 filed April 2, 1996)

Agreement for Shareholder Recordkeeping between the Registrant       EX-99.B93
and Federated Services Company, dated August 2, 1995, (incorporated herein by reference to Post-Effective Amendment
No. 1 filed April 2, 1996)

Opinion of Counsel, (incorporated herein by reference to Post-       EX-99.B10
Effective Amendment No. 1 filed April 2, 1996)


Not applicable                                                       EX-99.B11

Not applicable                                                       EX-99.B12

Not applicable                                                       EX-99.B13

Not applicable                                                       EX-99.B14

Not applicable                                                       EX-99.B15

Performance Calculations                                             EX-99.B16

Not applicable                                                       EX-99.B17

Not applicable                                                       EX-99.B18


Powers of attorney (incorporated herein by reference to              EX-99.B24
Post-Effective Amendment No. 3 filed April 29, 1997)

Not applicable                                                       EX-27